08.31 Fidelity Government Bond Funds Combo PRO-02 | Fidelity® Government Income Fund
Fund Summary Fund/Class: Fidelity® Government Income Fund/Fidelity® Government Income Fund
Investment Objective
The fund seeks a high level of current income, consistent with preservation of principal.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Government Income Fund}	08.31 Fidelity Government Bond Funds Combo PRO-02 Fidelity® Government Income Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Government Income Fund}	08.31 Fidelity Government Bond Funds Combo PRO-02 Fidelity® Government Income Fund Fidelity Government Income Fund-Retail Class
Management fee	0.31%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.45%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Government Income Fund}	08.31 Fidelity Government Bond Funds Combo PRO-02 Fidelity® Government Income Fund Fidelity Government Income Fund-Retail Class USD ($)
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 157% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities.
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Investing in instruments related to U.S. Government securities.
  Managing the fund to have similar overall interest rate risk to the Bloomberg Barclays 75% U.S. Government/25% U.S. MBS Blended Index.
  Allocating assets across different market sectors and maturities.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	6.76%	December 31, 2008
Lowest Quarter Return	-3.33%	December 31, 2016
Year-to-Date Return	2.13%	September 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity® Government Income Fund} - 08.31 Fidelity Government Bond Funds Combo PRO-02 - Fidelity® Government Income Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Government Income Fund-Retail Class | Return Before Taxes	1.05%	1.38%	3.96%
Fidelity Government Income Fund-Retail Class | After Taxes on Distributions	0.12%	0.46%	2.70%
Fidelity Government Income Fund-Retail Class | After Taxes on Distributions and Sales	0.69%	0.74%	2.70%
Bloomberg Barclays U.S. Government Bond Index(reflects no deduction for fees, expenses, or taxes)	1.05%	1.22%	3.86%
Bloomberg Barclays 75% U.S. Government/25% U.S. MBS Blended Index(reflects no deduction for fees, expenses, or taxes)	1.21%	1.43%	3.97%